Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 2,050,494	$ 221,961
Short-term bank deposits	3,148,746	9,084,082
Trade receivables, net	2,990,305	1,606,495
Other current assets and prepaid expenses	172,809	359,591
Inventories	1,959,651	981,729
Total current assets	10,322,005	12,253,858
NON-CURRENT ASSETS:
Restricted deposits	32,692	33,569
Property and equipment, net	313,649	283,790
Severance pay fund	162,053	156,723
Operating lease right-of-use assets	503,507	635,976
Total non-current assets	1,011,901	1,110,058
Total assets	11,333,906	13,363,916
CURRENT LIABILITIES:
Trade payables	1,214,621	1,083,345
Other current liabilities	1,344,284	727,560
Total current liabilities	3,057,686	1,810,905
LONG-TEM LIABILITIES:
Non-current operating lease liabilities	323,071	442,166
Accrued severance pay	469,191	425,742
Total long-term liabilities	1,381,730	1,956,158
Total liabilities	4,439,416	3,767,063
COMMITMENT AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares, no par value - Authorized: 100,000,000 shares at December 31, 2023 and 2022; Issued: 7,999,216 shares at December 31, 2023 and 2022; Outstanding: 7,878,501 and 7,999,216 shares at December 31, 2023 and 2022, respectively
Treasury shares at cost (120,715 and nil shares of ordinary shares at December 31, 2023 and 2022, respectively)	(119,536)
Additional paid-in capital	17,916,149	17,789,380
Accumulated deficit	(10,902,123)	(8,192,527)
Total shareholders’ equity	6,894,490	9,596,853
Total liabilities and shareholders’ equity	11,333,906	13,363,916
Related Party
CURRENT LIABILITIES:
Current maturity of loans from related parties	498,781
LONG-TEM LIABILITIES:
Long-term loans from related parties	$ 589,468	$ 1,088,250